Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels	$ 51,550	$ 0	$ 42,761
Gain/(loss) on sale of vessels	(3,860)	0	$ 2,078
VLCC tanker Hercules I
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	101,208
Aframaxes Marathon TS, Sola TS, Oslo TS, Stavanger TS and Bergen TS
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	294,494
Shuttle tanker Lisboa
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	$ 108,492
Suezmax tanker Decathlon
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		64,992
Aframaxes Elias Tsakos, Thomas Zafiras, Leontios H and Parthenon TS
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		223,291
Panamaxes Sunray and Sunrise
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		101,584
VLCC Ulysses
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		100,189
LNG Maria Energy
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		$ 239,029
Handysize tanker Delphi
Property Plant And Equipment [Line Items]
Date of vessel disposal			Jul. 16, 2015
Suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Date of vessel disposal			Jul. 17, 2015
Handysize tanker Delphi and Suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels			$ 42,761
Gain/(loss) on sale of vessels			$ 2,078